Long-term Debt	12 Months Ended
Oct. 31, 2022
Long-term Debt

14.	Long-term Debt

Transactions related to the Company’s long-term debt during the years ended October 31, 2022 and 2021, include the following:

Movement in long-term debt	$
Balance - October 31, 2020	799,814
Additions to debt (Notes 14.1, 14.3, 14.4, 14.5, 14.6, 14.7)	1,452,056
Reclassification to acquisition consideration payable	(100,000)
Interest accretion	565,506
Debt payments	(507,715)
Balance - October 31, 2021	2,209,661
Additions to debt (Note 14.1, 14.2)	1,350,000
Settlement of debt (Note 14.1)	(706,352)
Interest accretion	488,316
Debt payments	(732,803)
Balance – October 31, 2022	2,608,822
Current portion	1,769,600
Non-current portion	839,222

Transactions related to the Company’s long term debt during the year ended October 31, 2022, include the following:

14.1	On September 9, 2021, the Company entered into an unsecured promissory note agreement with PBIC, a related party, in the amount of $800,000 which was to be fully advanced by September 30, 2021 (the “PBIC Note”). During the year ended October 31, 2022, $100,000 was received (through October 31, 2021 - $600,000). The PBIC Note was to mature on December 15, 2022, with payments commencing January 15, 2022, and continuing through and including December 15, 2022. The terms required the Company to make certain participation payments to the lender based on a percentage monthly sales of cannabis flower sold from the Company’s sun-grown A-flower 2021 harvest (the “Harvest”), less 15% of such amount to account for costs of sales. The percentage was determined by dividing 2,000 by the total volume of pounds of the Harvest, proportionate to principal proceeds. A portion of these payments were to be used to pay down the outstanding principal on a monthly basis. The PBIC Note would have automatically terminated when the full amount of any outstanding principal plus the applicable participation payments were paid prior to the maturity date. Should the participation payments have fully repaid the principal amount prior to the maturity date then the PBIC Note would have automatically terminated. The PBIC Note bore no stated rate of interest, and in the event of default, would have born interest at 15% per annum. The PBIC Note was reported at amortized cost using an effective interest rate of approximately 1.9%.

On June 20, 2022, the Company announced the settlement of the PBIC Note, which had a principal balance owing of $700,000 (the “PBIC Note”). The Company agreed to transfer its ownership in PBIC, comprised of 2,362,204 common shares in PBIC (Note 7, the “PBIC Shares), to 2766923 Ontario Inc. (the “Creditor”), to which PBIC sold and assigned the PBIC Note. In exchange, the Creditor provided forgiveness and settlement of all amounts owing in connection with the PBIC Note. The Company reported a gain on debt settlement of $449,684 as a result of the settlement; this amount and small gains on trade payables comprise the gain on debt settlement of $453,858 reported on the statement of comprehensive income for the year ended October 31, 2022.

The outstanding principal balance of this note was $Nil and $600,000 at October 31, 2022 and 2021, respectively. The amortized cost of this note was $Nil and $600,572 at October 31, 2022 and 2021, respectively.

14.2

On April 14, 2022, the Company purchased indoor growing assets from HSCP (Note 8.1). Purchase consideration included a secured promissory note payable with a principal sum of $1,250,000, of which $500,000 was due on August 1, 2022 and $750,000 was due on May 1, 2023, before amendment of the agreement, which is described below. Collateral for the secured promissory note payable is comprised of the assets purchased.

On August 1, 2022, the terms of the Secured Promissory Note between Grown Rogue Distribution, LLC and HSCP Oregon, LLC, were amended. As amended, the Secured Promissory Note will be fully settled by two principal amounts of $500,000 (the “First Principal Payment”) and $750,000 due on May 1, 2023. Beginning on August 1, 2022, and continuing until repaid in full, the unpaid portion of the First Principal Amount will accrue simple interest at a rate per annum of 12.5%, payable monthly. In the event the Company raises capital, principal payments shall be made as follows. If the capital raise is less than or equal to $2 million, then 25% of the capital raise shall be paid against the First Principal Payment; if the capital raise is greater than $2 million and less than or equal to $3 million, then $250,000 shall be paid against the First Principal Payment; and if the capital raise is greater than $3 million, then $500,000 shall be paid against the First Principal Payment.

The outstanding principal balance and amortized cost of this note was $1,250,000 and $Nil at October 31, 2022 and 2021, respectively.

Accrued interest payable on long-term debt at October 31, 2022 was $Nil (October 31, 2021 -$13,750).

Transactions related to the Company’s long-term debt for the year ended October 31, 2021, include the following:

14.3	On November 23, 2020, debt was issued by Grown Rogue Distribution, LLC with a principal amount of $125,000, interest paid monthly at 10% per annum, and a maturity date of November 23, 2023. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $125,000. The note is reported at amortized cost using an effective interest rate of approximately 27%.

The outstanding principal balance of this note was $125,000 and $125,000 at October 31, 2022 and 2021, respectively. The amortized cost of this note was $167,091 and $142,997 at October 31, 2022 and 2021, respectively.

14.4

On December 2, 2020, debt was issued by Grown Rogue Gardens, LLC with a principal amount of $150,000, interest accrued at 10% per annum, and a maturity date of December 31, 2021. Interest and principal are payable upon maturity. The maturity date was extended for six-months for a $1,000 fee per $10,000 of principal extended during the year ended October 31, 2022.

The outstanding principal balance and amortized cost of this note was $Nil and $150,000 at October 31, 2022 and 2021, respectively.

14.5	On January 27, 2021, debt was issued by Grown Rogue Distribution, LLC with a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 27, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 27%.

The outstanding principal balance of this note was $250,000 and $250,000 at October 31, 2022 and 2021, respectively. The amortized cost of this note was $327,010 and $280,567 at October 31, 2022 and 2021, respectively.

14.6	On February 4, 2021, a note payable for $100,000 was issued to satisfy a milestone payment due to the seller of Golden Harvests. The note is payable 12 months from the issue date and accrues interest at $2,000 per month. This note payable was reclassified to acquisition consideration payable during the year ended October 31, 2021.

The outstanding principal balance and amortized cost of this note was $Nil at October 31, 2022 and 2021, respectively.

14.7	On May 1, 2021, the Company assumed a note payable owed by Golden Harvests (Note 8) with a carrying value of $227,056. The note is for a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 14, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000.

The outstanding principal balance of this note was $250,000 and $250,000 at October 31, 2022 and 2021, respectively. The amortized cost of this note was $303,110 and $249,063 at October 31, 2022 and 2021, respectively.

Debt incurred prior to the year ended October 31, 2021, includes the following:

14.8

On March 20, 2020: Principal of $600,000 was received under a secured debt investment of $600,000 (the "Michigan Debt"). The Michigan Debt carries a two year term, with monthly payments of principal commencing June 15, 2020, and with payments calculated at 1% of cash sales receipts of Golden Harvests Once the principal is repaid, each investor will receive a monthly royalty of 1% per $100,000 invested of cash receipts for sales by Golden Harvests (the "Royalty"). The Royalty commenced in December 2021, at which time principal was repaid, and is payable monthly a period of two years. The Royalty maximum is two times the amount of principal invested and the Royalty minimum is equal to the principal loaned. The Company has the right, but not the obligation, to purchase the Royalty from any lender by paying an amount equal to the original principal invested by such lender. The debt is reported at the carrying value of the probability-weighted estimated future cash flows of all payments under the Michigan Debt agreement at amortized cost using the effective interest method.

The outstanding principal balance of this note was $Nil and $74,453 at October 31, 2022 and 2021, respectively. The amortized cost of this note was $561,611 and $786,462 at October 31, 2022 and 2021, respectively.